Financial Assets and Financial Liabilities - Additional Information (Detail) ₽ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Mar. 14, 2017 RUB (₽)	Apr. 30, 2017 RUB (₽)	Jan. 31, 2017 ₽ / shares shares	Dec. 31, 2017 RUB (₽) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 RUB (₽)	Dec. 31, 2015 RUB (₽)	Dec. 31, 2017 USD ($) shares	Jan. 20, 2017 RUB (₽)	Nov. 30, 2011 RUB (₽)	Nov. 30, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Unused portion under credit facilities				₽ 475,000,000		₽ 373,000,000
Carrying value of property, plant and equipment pledged				121,926,000,000		117,047,000,000
Carrying value of inventories pledged				2,450,000,000		3,668,000,000
Accounts receivable pledged				₽ 372,000,000		238,000,000
Information about restrictions or covenants				The covenants also include, among other restrictions, limitations on (1) raising of additional borrowings; (2) amount of dividends in common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.	The covenants also include, among other restrictions, limitations on (1) raising of additional borrowings; (2) amount of dividends in common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.
Loans payable in default				₽ 75,237,000,000
Interest payable in default				12,725,000,000
Short-term liabilities				₽ 284,156,000,000
Contractual credit period for sales of goods				30 days	30 days
Loan amount				₽ 9,800,000,000		50,320,000,000	₽ 60,620,000,000			₽ 28,433,000,000	$ 944,530
Fair value of pledged assets				0		0	0
Loan partially written off	₽ 39,297,000,000				$ 664,556,000
Finance cost				47,610,000,000		54,240,000,000	60,452,000,000
Consideration paid received				3,652,000,000		4,732,000,000	4,819,000,000
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Finance cost				₽ 0		₽ 184,000,000	₽ 9,704,000,000
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk				95.00%		91.00%		95.00%
Mosprime [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk				0.03%		0.10%		0.03%
Central Bank of Russia rate [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk				66.00%		62.00%		66.00%
Others [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk				29.00%		29.00%		29.00%
Gazprombank [member] | Key rate of Central Bank of Russia [member]
Disclosure of detailed information about borrowings [line items]
Discount rate adjustment on key rate of central bank of Russia to estimate present value of consideration to be transferred up on exercise of put option				2.00%				2.00%
Yakutugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				100.00%				100.00%
Shares pledged by subsidiaries | shares				(1)				(1)
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				95.00%				95.00%
Shares pledged by subsidiaries | shares				4				4
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				91.66%				91.66%
Rights to receive future revenues or payments pledged				₽ 5,760,000,000				$ 100,000
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				50.00%				50.00%
Shares pledged by subsidiaries | shares				2				2
Korshunov Mining Plant (KMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				80.00%				80.00%
Shares pledged by subsidiaries | shares				3				3
Mechel Mining [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				87.50%				87.50%
Shares pledged by subsidiaries | shares				5				5
Urals Stampings Plant (USP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				80.00%				80.00%
Shares pledged by subsidiaries | shares				(5)				(5)
Izhstal [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				33.33%				33.33%
Shares pledged by subsidiaries | shares				1				1
Port Posiet [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				25.00%				25.00%
Shares pledged by subsidiaries | shares				1				1
Elgaugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				50.99%				50.99%
Mecheltrans [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				25.00%				25.00%
Fincom Invest OOO [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				100.00%				100.00%
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				25.00%				25.00%
Mechel Temryuk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				25.00%				25.00%
Mecheltrans Vostok OOO [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				1.99%				1.99%
Elga-road [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries				1.99%				1.99%
Put option [member] | Gazprombank [member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial liabilities				₽ 40,260,000,000		₽ 36,198,000,000
Finance cost				4,062,000,000		1,898,000,000
Call option [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Percentage of preferred shares acquired			5.00%
Number of preferred shares acquired | shares			6,937,846
Price per share | ₽ / shares			₽ 47.3682
Financial liability at fair value				₽ 734,000,000					₽ 815,000,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate										1.00%	1.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Loan interest rate										8.50%	8.50%
Top of range [member] | VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Consideration paid received		₽ 620,000,000
U.S. dollars [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales				22.00%				22.00%
Percentage of foreign currency risk on borrowings				28.00%				28.00%
Euro [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales				12.00%				12.00%
Percentage of foreign currency risk on borrowings				6.00%				6.00%
U.S. dollar and euro [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales,partially mitigated threshold				34.00%				34.00%
Credit facility [member]
Disclosure of detailed information about borrowings [line items]
Unused portion under credit facilities				₽ 475,000,000		₽ 373,000,000